WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants
SCHEDULE OF WARRANT CLASSIFICATION AT EACH BALANCE SHEET DATE
Warrant Class	Shares	Inception Date Fair Value	Initial Recognition Date	Exercise Price	Expiration Date
Private Placement Warrants	4,627,858	$1,990	10/7/2022	$11.5	8/11/2026

SCHEDULE FAIR VALUE WARRANTS

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Penny Warrants:

	As of June 30, 2023	As of December 31, 2022
Common stock price	$1.48	$11.09
Exercise price	0.01	0.01
Dividend yield	0%	0%
Term (in years)	9.27	9.77
Volatility	119.00%	90.00%
Risk-free rate	3.80%	3.90%
Fair value	$1.48	$11.89

The following table provides the significant inputs to the Black-Scholes method for the fair value of the June Offering Warrants:

	As of June 30, 2023	As of June 20, 2023 (Initial Measurement)
Common stock price	$1.48	$1.50
Exercise price	$2.00	$2.00
Dividend yield	0%	0%
Term (in years)	4.98	5
Volatility	119.00%	118.00%
Risk-free rate	4.10%	4.00%
Fair value	$1.19	$1.21

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Penny Warrants:

	Initial Measurement	As of December 31, 2022
Common stock price	$14.00	$11.09
Exercise price	$0.01	$0.01
Dividend yield	0%	0%
Term	10	9.77
Volatility	94.00%	90.00%
Risk-free rate	3.90%	3.90%
Fair value	$13.99	$11.89

DRAGONFLY ENERGY HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

(IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

The following table provides the significant inputs to the Black-Scholes method for the fair value of the $10 Warrants:

Initial Measurement
Common stock price	$14.00
Exercise price	$10.00
Dividend yield	0%
Term	10
Volatility	85.00%
Risk-free rate	4.10%
Fair value	$10.42

SCHEDULE OF ROLL FORWARD IN WARRANTS

The following table presents a roll-forward of the Company’s warrants from January 1, 2023 to June 30, 2023:

Private Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2023	4,627,858
Exercise of warrants	(3,126,472)
Warrants Outstanding, June 30, 2023	1,501,386

There were no private warrants issued, exercised and outstanding from the period January 1, 2022 through June 30, 2022.

Public Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2023	9,487,500
Exercise of warrants	(64,971)
Warrants Outstanding, June 30, 2023	9,422,529

There were no public warrants issued, exercised and outstanding from the period January 1, 2022 through June 30, 2022.

Term Loan Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2023	2,593,056
Exercise of warrants	(2,000,000)
Warrants Outstanding, June 30, 2023	593,056

There were no term loan warrants issued, exercised and outstanding from the period January 1, 2022 through June 30, 2022.

Investor Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2023	-
Warrants issued	11,405,000
Warrants Outstanding, June 30, 2023	11,405,000

There were no investor warrants issued, exercised and outstanding from the period January 1, 2022 through June 30, 2022.

The following table presents a roll forward of the aggregate fair values of the Company’s warrant liabilities for which fair value is determined by Level 3 Inputs. The only class of warrants that were determined to be Level 3 are the term loan warrants.

Warrant Liability
Balances, January 1, 2023	$30,841
Issuance of warrants	13,762
Exercise of warrants	(11,284)
Change in fair value of warrants	(18,832)
Balances, June 30, 2023	$14,487

The following tables presents a roll-forward of the Company’s warrants from January 1, 2022 to December 31, 2022:

Private Warrants:

Common Stock Warrants
**Warrants Outstanding, January 1, 2022	-
Assumed in the merger	4,627,858
Exercised subsequent to the merger	-
Warrants Outstanding, December 31, 2022	4,627,858

**There were no warrants issued, exercised and outstanding prior to January 1, 2022.

Public Warrants:

Common Stock Warrants
**Warrants Outstanding, January 1, 2022	-
Assumed in the merger	9,487,500
Exercised subsequent to the merger	-
Warrants Outstanding, December 31, 2022	9,487,500

**There were no warrants issued, exercised and outstanding prior to January 1, 2022.

Term Loan Warrants:

Common Stock Warrants
**Warrants Outstanding, January 1, 2022	-
Issued in conjunction with merger	4,193,056
Exercised subsequent to the merger	(1,600,000)
Warrants Outstanding, December 31, 2022	2,593,056

**	There were no warrants issued, exercised and outstanding prior to January 1, 2022.

The following table presents a roll-forward of the aggregate fair values of the Company’s warrant liabilities for which fair value is determined by Level 3 Inputs. The only class of warrants that were determined to be Level 3 are the term loan warrants.

Warrant Liability
Balances, January 1, 2022**	$-
Issuance of warrants	52,956
Exercise of warrants	(16,669)
Change in fair value of warrants	(5,446)
Balances, December 31, 2022	$30,841

**	There were no warrants issued, exercised and outstanding prior to January 1, 2022.

SCHEDULE OF UNDERWRITER WARRANTS	Underwriter Warrants:
Common Stock Warrants
Warrants Outstanding, January 1, 2023	-
Warrants issued	570,250
Warrants Outstanding, June 30, 2023	570,250